Cost Analysis - Summary of Cost of Sales and Operating Costs Analysis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cost of sales and operating cost analysis [line items]
Total	€ 16,846	€ 15,572	[1]	€ 14,275	[1]
Total	5,789	5,598	[1]	5,451	[1]
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)	1,225	939		830
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)	281	206		173
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)	1,506	1,145		1,003
Continuing operations [member] | Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Raw materials and goods for resale	5,216	5,058		4,785
Employment costs (note 7)	3,467	3,155		2,869
Energy conversion costs	1,307	1,222		1,004
Repairs and maintenance	980	882		811
Depreciation, amortisation and impairment (i)	1,225	939		830
Change in inventory	(62)	(179)		(117)
Other production expenses (primarily sub-contractor costs)	4,713	4,495		4,093
Total	16,846	15,572		14,275
Continuing operations [member] | Operating costs [member]
Cost of sales and operating cost analysis [line items]
Selling and distribution costs	4,062	3,822		3,561
Administrative expenses	1,727	1,776		1,890
Total	€ 5,789	€ 5,598		€ 5,451

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.